Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates

The currency exchange rates and the entities that significantly impact our business are shown in the following table:

	Period End Rate		Average Rate
	June 30,	December 31,	For the six months ended June 30,
	2025	2024	2025	2024
Thai Baht	0.0308	0.0291	0.0299	0.0275
Hong Kong Dollar	0.1274	0.1287	0.1282	0.1279
Chinese Renminbi	0.1396	0.1370	0.1382	0.1386